UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

									FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2000
Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [  ] is a restatement.
							[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Kit Cole Investment Advisory Services
Address:  851 Irwin Street, Suite 301
		San Rafael, CA  94901
13F File Number: 028-05287
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:		Elizabeth Schrock

Title:		Compliance Officer
Phone:		415-457-9000
Signature, Place and Date of Signing:
	Elizabeth Schrock		San Rafael, California   May 15, 2000
Report Type (check only one):

[X]  13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:     None.
					Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: None.

Form 13F Information Table Entry Total: 26
Form13F Information Table Value Total:  $163,631,000
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

Form 13F		n
Informatio

Name of Issuer  Title  Cusip		Market  SH/     Invest Other   Voting
	of												men
		Class					Value		PRN     Discre Manage  Author
													tio    rs      ity
								(x
							1000)
Adobe Systems		COM		00724f1			8713  78275 SH		None	 78275
			01										Sole
Affymetrix		COM		00826t1			2699  18180 SH		None	 18180
			08										Sole
America Online  COM		02364j1			7259 107641 SH		None	107641
			04										Sole
Ariba, Inc.		COM		04033v1			2620  12500 SH		None	 12500
			04										Sole
BMC Software		COM		5592110		5443 110229 SH	None    110229
						0							Sole
Cisco Systems		COM		17275r1			 480   6212 SH		None	  6212
			02										Sole
General		COM		3696041		7466  47976 SH	None	47976
Electric					03							Sole
Hewlett Packard COM		4282361		7241  54495 SH	None	54495
					03							Sole
Human Genome		COM		4449031		2099  25275 SH	None	25275
					08							Sole
Incyte Pharma.  COM		45337c1			2299  26295 SH		None	 26295
			02										Sole
Inhale Thera		COM		4571911		2587  34725 SH	None	34725
					04							Sole
Inktomi Corp.		COM		4572771		4651  23850 SH	None	23850
					01							Sole
Intel Corp		COM		4581401		9502  72021 SH	None	72021
					00							Sole
JDS Uniphase		COM		46612j1			7308  60612 SH		None	 60612
Corp.			 01										 Sole
LSI Logic		COM		5021611  16095 221613 SH	None    221613
					02							Sole
Legato Systems  COM		5246511		6774 151798 SH	None    151798
					06							Sole
Lexmark		COM		5297711		5298  50104 SH	None	50104
Internation					07							Sole
Lucent		COM		5494631		2452  40034 SH	None	40034
Technologies					07							Sole
Micromuse, Inc. COM		5950941		5275  38000 SH	None	38000
					03							Sole
Microsoft Corp  COM		5949181			218		2052 SH	None	 2052
					04							Sole
Millennium		COM		5999021		2010  15475 SH	None	15475
Pharm					03							Sole
Motorola Inc.		COM		6200761		8533  58442 SH	None	58442
					09							Sole
Nokia		COM		6549022  15289  68870 SH	None	68870
					04							Sole
Sun		COM		8668101  10508 112141 SH	None    112141
Microsystems					04							Sole
Texas		COM		8825081  11598  72489 SH	None	72489

Instruments			04			Sole
Vishay	COM	9282981		9214 165650 SH	None	165650
Intertech.			08			Sole
				163631